Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Total Revenues		¥ 2,520,365	¥ 2,292,708	¥ 2,280,329
Income before Income Taxes		504,876	287,561	412,561
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		1,946,153	1,817,124	1,792,790
Income before Income Taxes		322,805	176,256	266,838
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	240,234	208,072	201,578
Income before Income Taxes	[1]	95,284	57,709	68,886
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	333,978	267,512	285,961
Income before Income Taxes	[2]	¥ 86,787	¥ 53,596	¥ 76,837

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East